THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON SEPTEMBER 30, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MARCH 31, 2006.

			UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

                        FORM 13F-HR
		        FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: __9/30/05____

Check here if Amendment [X]; Amendment Number: __2___
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: _______ CIBC World Makets Corp.____________
Address: _____425 Lexington Avenue, Third Floor______
         _____New York, NY 10017 _________________


13F File Number: _028-06918___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Jeffrey D. Thibeault__________________
Title: ___Chief Compliance Officer______________
Phone: ___212-667-8352__________________________

Signature, Place, and Date of Signing:


____Jeffrey D. Thibeault_____    ___New York, NY__       __5/3/06__
    [Signature]                   [City, State]             [Date]

Please disregard accession number 0001056527-06-000011 which was filed in error. This is the appropriate filing.


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

	No.  	Form 13F File Number		Name

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______0_______

Form 13F Information Table Entry Total: __ 71_______

Form 13F Information Table Value Total: ___170,164,932 __
                                           (thousands)




List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number   	Name



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PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE SEP05
(ITEM 1)                   (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)             (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE                FAIR    SHARES OR       SHARES   SHARES   SHARES        SHARES   SHARES   SHARES
                               OF                 MARKET  PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO       VALUE      AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

ASM INTL NV                   NOTE 00207DAG7    4,328,588  4690,000       4690,000        0        0      4690,000        0        0
ADAPTEC INC                   NOTE 00651FAG3      628,771   767,000        767,000        0        0       767,000        0        0
AGNICO EAGLE MINES LTD        COM  008474108      803,244    54,200         54,200        0        0        54,200        0        0
ALLOY INC                     DBCV 019855AB1    5,237,770  6150,000       6150,000        0        0      6150,000        0        0
AMAZON COM INC                NOTE 023135AF3      537,625   550,000        550,000        0        0       550,000        0        0
AMERICAN TOWER CORP           NOTE 029912AK8      509,339   242,000        242,000        0        0       242,000        0        0
AMYLIN PHARMACEUTICALS INC    NOTE 032346AB4      515,338   436,000        436,000        0        0       436,000        0        0
AMYLIN PHARMACEUTICALS INC    NOTE 032346AD0    6,139,543  5362,000       5362,000        0        0      5362,000        0        0
ANDREW CORP                   COM  034425108      520,169    46,652         46,652        0        0        46,652        0        0
ANIXTER INTL INC              NOTE 035290AG0    2,781,162  4866,000       4866,000        0        0      4866,000        0        0
AUDIOCODES LTD                NOTE 050732AB2    2,540,152  2840,000       2840,000        0        0      2840,000        0        0
AVATAR HLDGS INC              NOTE 053494AF7    1,239,130  1000,000       1000,000        0        0      1000,000        0        0
CV THERAPEUTICS INC           NOTE 126667AF1    9,329,030  5781,000       5781,000        0        0      5781,000        0        0
COMMSCOPE INC                 SDCV 203372AD9      968,400  1000,000       1000,000        0        0      1000,000        0        0
COMMUNITY HEALTH SYS INC NEW  NOTE 203668AA6    3,339,338  2867,000       2867,000        0        0      2867,000        0        0
CREDENCE SYS CORP             COM  225302108    2,541,086   319,232        319,232        0        0       319,232        0        0
CYTYC CORP                    NOTE 232946AB9      713,029   663,000        663,000        0        0       663,000        0        0
DIGITAL RIV INC               COM  25388B104    2,019,487    57,948         57,948        0        0        57,948        0        0
EDO CORP                      NOTE 281347AD6    3,096,780  3000,000       3000,000        0        0      3000,000        0        0
EMCORE CORP                   NOTE 290846AC8    2,164,057  2219,000       2219,000        0        0      2219,000        0        0
FEI CO                        NOTE 30241LAB5    4,163,555  4148,000       4148,000        0        0      4148,000        0        0
FAIR ISAAC CORP               NOTE 303250AD6      437,711   392,000        392,000        0        0       392,000        0        0
FAIRCHILD SEMICONDUCTOR CORP  NOTE 303727AJ0      612,810   619,000        619,000        0        0       619,000        0        0
FINISAR                       NOTE 31787AAF8      691,108   810,000        810,000        0        0       810,000        0        0
FISHER SCIENTIFIC INTL INC    NOTE 338032AX3    1,166,009  1146,000       1146,000        0        0      1146,000        0        0
FREEPORT-MCMORAN COPPER & GO  NOTE 35671DAK1      204,213   125,000        125,000        0        0       125,000        0        0
GATEWAY INC                   NOTE 367626AD0      335,310   500,000        500,000        0        0       500,000        0        0
HUMAN GENOME SCIENCES INC     NOTE 444903AH1    2,955,000  3000,000       3000,000        0        0      3000,000        0        0
HUTCHINSON TECHNOLOGY INC     NOTE 448407AE6    5,079,307  4859,000       4859,000        0        0      4859,000        0        0
ICOS CORP                     NOTE 449295AB0      210,927   250,000        250,000        0        0       250,000        0        0
IMCLONE SYS INC               NOTE 45245WAF6      278,207   335,000        335,000        0        0       335,000        0        0
INCO LTD                      DBCV 453258AT2      276,678   182,000        182,000        0        0       182,000        0        0
INCYTE CORP                   NOTE 45337CAE2      941,575  1250,000       1250,000        0        0      1250,000        0        0
INTEGRA LIFESCIENCES HLDGS C  NOTE 457985AB5    6,487,830  5400,000       5400,000        0        0      5400,000        0        0
INTERMUNE INC                 NOTE 45884XAC7    3,521,055  3975,000       3975,000        0        0      3975,000        0        0
INTERNATIONAL RECTIFIER CORP  NOTE 460254AE5      304,751   309,000        309,000        0        0       309,000        0        0
INVITROGEN CORP               NOTE 46185RAD2    1,495,000  1495,000       1495,000        0        0      1495,000        0        0
INVITROGEN CORP               NOTE 46185RAJ9    3,724,086  3066,000       3066,000        0        0      3066,000        0        0
IVAX CORP                     NOTE 465823AG7      904,500   900,000        900,000        0        0       900,000        0        0
JETBLUE AWYS CORP             COM  477143101      231,343    13,152         13,152        0        0        13,152        0        0
K V PHARMACEUTICAL CO         NOTE 482740AC1      495,594   515,000        515,000        0        0       515,000        0        0
KERZNER INTL LTD              NOTE 492520AB7    4,309,287  3968,000       3968,000        0        0      3968,000        0        0
KING PHARMACEUTICALS INC      DBCV 495582AG3    1,019,491  1049,000       1049,000        0        0      1049,000        0        0
KOMAG INC                     NOTE 500453AE5    1,147,340   885,000        885,000        0        0       885,000        0        0
KULICKE & SOFFA INDS INC      NOTE 501242AP6    1,069,180  1400,000       1400,000        0        0      1400,000        0        0
LSI LOGIC CORP                NOTE 502161AG7    1,617,910  1624,000       1624,000        0        0      1624,000        0        0
LSI LOGIC CORP                COM  502161102      229,788    23,400         23,400        0        0        23,400        0        0
LTX CORP                      NOTE 502392AE3    3,013,230  3036,000       3036,000        0        0      3036,000        0        0
LINCARE HLDGS INC             DBCV 532791AB6    1,643,356  1638,000       1638,000        0        0      1638,000        0        0
MANOR CARE INC NEW            NOTE 564055AK7      478,890   365,000        365,000        0        0       365,000        0        0
MAVERICK TUBE CORP            NOTE 577914AB0    2,320,245  1871,000       1871,000        0        0      1871,000        0        0
           PAGE TOTAL              51          101,317,324
PAGE:     2     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE SEP05
(ITEM 1)                   (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)             (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE                FAIR    SHARES OR       SHARES   SHARES   SHARES        SHARES   SHARES   SHARES
                               OF                 MARKET  PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO       VALUE      AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

MCDATA CORP                   NOTE 580031AD4    1,240,512  1400,000       1400,000        0        0      1400,000        0        0
MILLENNIUM CHEMICALS INC      DBCV 599903AB7   19,327,692  8850,000       8850,000        0        0      8850,000        0        0
NAVISTAR FINL CORP            NOTE 638902AM8    3,188,994  3319,000       3319,000        0        0      3319,000        0        0
PSS WORLD MED INC             NOTE 69366AAB6      701,734   725,000        725,000        0        0       725,000        0        0
PROTEIN DESIGN LABS INC       NOTE 74369LAF0   10,292,553  7696,000       7696,000        0        0      7696,000        0        0
QUANTUM CORP                  COM  747906204      765,139   249,231        249,231        0        0       249,231        0        0
RPM INTL INC                  COM  749685103      435,132    23,700         23,700        0        0        23,700        0        0
RADISYS CORP                  NOTE 750459AD1    1,984,450  2040,000       2040,000        0        0      2040,000        0        0
REGENERON PHARMACEUTICALS     NOTE 75886FAB3    2,112,355  2224,000       2224,000        0        0      2224,000        0        0
ROPER INDS INC NEW            COM  776696106      893,887    22,780         22,780        0        0        22,780        0        0
SCI SYS INC                   NOTE 783890AF3    2,561,647  2658,000       2658,000        0        0      2658,000        0        0
SCIENTIFIC GAMES CORP         SDCV 80874PAD1      736,068   625,000        625,000        0        0       625,000        0        0
SERENA SOFTWARE INC           NOTE 817492AB7    4,987,672  4837,000       4837,000        0        0      4837,000        0        0
SKECHERS U S A INC            NOTE 830566AB1    2,336,773  2320,000       2320,000        0        0      2320,000        0        0
UNIVERSAL HLTH SVCS INC       DBCV 913903AL4    1,359,804  2350,000       2350,000        0        0      2350,000        0        0
VALEANT PHARMACEUTICALS INTL  NOTE 91911XAB0    2,694,799  2965,000       2965,000        0        0      2965,000        0        0
VERTEX PHARMACEUTICALS INC    COM  92532F100    1,491,445    66,851         66,851        0        0        66,851        0        0
WMS INDS INC                  NOTE 929297AE9    6,968,173  4540,000       4540,000        0        0      4540,000        0        0
WATSON PHARMACEUTICALS INC    DBCV 942683AC7    2,358,228  2329,000       2329,000        0        0      2329,000        0        0
WEBMD CORP                    NOTE 94769MAE5    2,410,551  2577,000       2577,000        0        0      2577,000        0        0
           PAGE TOTAL              20           68,847,608
          GRAND TOTAL              71          170,164,932
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